Quantitative Information about Balances of Outstanding Securitized Portfolios (Detail) (Retail, JPY ¥) In Millions	Mar. 31, 2010
Retail
Servicing Assets at Amortized Value [Line Items]
Securitized receivables	¥ 263,222